Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020
Organization and Basis of Presentation
Note 1. Organization and Basis of Presentation

Note 1. Organization and Basis of Presentation

Nature of Business

Allure Worldwide, Inc. (the Company) was incorporated under the laws of the State of Florida on September 26, 2018 with the principal business objective of merging with or being acquired by another entity and is therefore a blank check company. Effective as of November 18, 2019, the Company redomiciled to Nevada.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern, which is dependent upon the Company’s ability to obtain sufficient financing or establish itself as a profitable business. At June 30, 2021, the Company had an accumulated deficit of $40,716 and no revenues to date. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans with respect to operations include raising additional capital through sales of equity or debt securities as may be necessary to pursue such business plans and sustain operations until such time as the Company can merge with or be acquired by another entity. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

Basis of Presentation

The accompanying unaudited financial information as of and for the three and nine months ended June 30, 2021 and 2020 has been prepared in accordance with GAAP for interim financial information and with the instructions to Quarterly Report on Form 10-Q and Article 10 of Regulation S-X. In the opinion of management, such financial information includes all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of our financial position at such date and the operating results and cash flows for such periods. Operating results for the three and nine months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the entire year or for any other subsequent interim period.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted pursuant to the rules of the U.S. Securities and Exchange Commission, or the SEC. These unaudited financial statements and related notes should be read in conjunction with our audited financial statements for the year ended September 30, 2020 included in the Company’s Annual Report on Form 10-K filed with the SEC on August 2, 2021.